Insurance Contract Liabilities and Investment Contract Liabilities (Tables)	12 Months Ended
Dec. 31, 2018
Insurance Contracts [Abstract]
Disclosure of insurance contract liabilities
The following tables show the total assets supporting total liabilities for the product lines shown (including insurance contract and investment contract liabilities) and assets supporting equity and other:

As at December 31, 2018	Debt securities	Equity securities	Mortgages and loans	Investment properties	Other	Total
Individual participating life	$19,624	$2,557	$7,978	$4,736	$4,397	$39,292
Individual non-participating life and health	18,720	1,303	14,398	1,638	9,058	45,117
Group life and health	6,271	70	9,217	—	2,882	18,440
Individual annuities	11,918	49	5,769	—	959	18,695
Group annuities	6,448	35	6,298	—	822	13,603
Equity and other	11,462	620	3,162	783	17,591	33,618
Total assets	$74,443	$4,634	$46,822	$7,157	$35,709	$168,765

As at December 31, 2017	Debt securities	Equity securities	Mortgages and loans	Investment properties	Other	Total
Individual participating life	$18,855	$3,190	$7,458	$4,645	$4,508	$38,656
Individual non-participating life and health	18,560	1,720	12,360	1,348	8,702	42,690
Group life and health	6,003	73	8,799	—	2,667	17,542
Individual annuities	12,001	50	5,506	—	1,303	18,860
Group annuities	6,076	45	5,840	—	538	12,499
Equity and other	11,124	942	2,842	1,074	16,491	32,473
Total assets	$72,619	$6,020	$42,805	$7,067	$34,209	$162,720

Changes in Insurance contract liabilities and Reinsurance assets are as follows:

For the years ended December 31,	2018			2017
Insurance contract liabilities		Reinsurance assets	Net	Insurance contract liabilities	Reinsurance assets	Net
Balances, before Other policy liabilities and assets as at January 1,	$111,091	$3,503	$107,588	$108,411	$4,541	$103,870
Change in balances on in-force policies	(3,094)	(129)	(2,965)	2,757	(779)	3,536
Balances arising from new policies	3,780	128	3,652	2,941	156	2,785
Method and assumption changes	(374)	(96)	(278)	(371)	(198)	(173)
Increase (decrease) in Insurance contract liabilities and Reinsurance assets	312	(97)	409	5,327	(821)	6,148
Foreign exchange rate movements	3,499	247	3,252	(2,647)	(217)	(2,430)
Balances before Other policy liabilities and assets	114,902	3,653	111,249	111,091	3,503	107,588
Other policy liabilities and assets	7,021	488	6,533	6,694	525	6,169
Total Insurance contract liabilities and Reinsurance assets, December 31	$121,923	$4,141	$117,782	$117,785	$4,028	$113,757

Insurance contract liabilities consist of the following:

As at December 31, 2018	SLF Canada	SLF U.S.	SLF Asia	Corporate(1)	Total
Individual participating life	$21,095	$5,785	$6,651	$1,076	$34,607
Individual non-participating life and health	11,435	13,239	12,463	391	37,528
Group life and health	9,591	5,674	32	—	15,297
Individual annuities	9,267	25	(44)	5,608	14,856
Group annuities	12,461	6	147	—	12,614
Insurance contract liabilities before other policy liabilities	63,849	24,729	19,249	7,075	114,902
Add: Other policy liabilities(2)	3,049	1,457	2,276	239	7,021
Total insurance contract liabilities	$66,898	$26,186	$21,525	$7,314	$121,923

(1) Primarily business from the U.K. and run-off reinsurance operations. Includes U.K. business of $980 for Individual participating life, $240 for Individual non-participating life and health, $5,214 for Individual annuities, and $170 for Other policy liabilities.
(2) Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

As at December 31, 2017	SLF Canada	SLF U.S.(1)	SLF Asia(1)	Corporate(2)	Total
Individual participating life	$20,918	$5,582	$6,705	$1,186	$34,391
Individual non-participating life and health	11,161	12,024	11,449	394	35,028
Group life and health	9,131	5,427	33	11	14,602
Individual annuities	9,178	25	(68)	6,215	15,350
Group annuities	11,607	7	106	—	11,720
Insurance contract liabilities before other policy liabilities	61,995	23,065	18,225	7,806	111,091
Add: Other policy liabilities(3)	3,088	1,345	2,032	229	6,694
Total insurance contract liabilities	$65,083	$24,410	$20,257	$8,035	$117,785
(1) Balances in 2017 have been changed to conform with current year presentation as a result of the resegmentation described in Note 4.

(2)
Primarily business from the U.K. and run-off reinsurance operations. Includes U.K. business of $1,089 for Individual participating life, $250 for Individual non-participating life and health, $5,692 for Individual annuities, and $158 for Other policy liabilities.

(3)	Consists of amounts on deposit, policy benefits payable, provisions for unreported claims, provisions for policyholder dividends, and provisions for experience rating refunds.

Schedule of impacts of method and changes in assumptions on insurance contract liabilities
Impacts of method and assumption changes on Insurance contract liabilities net of Reinsurance assets are as follows:

For the year ended December 31, 2018	Net increase (decrease) before income taxes	Description
Mortality / Morbidity	$(337)	Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality in SLF Asia International, SLF Canada Group Retirement Services and SLF U.K.
Lapse and other policyholder behaviour	563	Updates to lapse and other policyholder behaviour in all jurisdictions. The largest items, which all had unfavourable impacts, were updated lapse assumptions in SLF U.S. and SLF Asia International.
Expenses	6	Updates to reflect expense experience in all jurisdictions including updates to SLF Canada participating life accounts.
Investment returns	(331)	Updates to various investment-related assumptions across the Company including updates to SLF Canada participating life accounts.
Model enhancements and other	(179)
Various enhancements and methodology changes across all jurisdictions. The largest items were a favourable change to the participating provisions for adverse deviation in SLF Canada and SLF U.S., partially offset by a change in reinsurance provisions in SLF U.S.

Total impact of method and assumption changes	$(278)

For the year ended December 31, 2017	Net increase (decrease) before income taxes	Description
Mortality / Morbidity	$(286)
Updates to reflect mortality/morbidity experience in all jurisdictions. The largest items were favourable mortality in SLF U.S. In-force Management and SLF Asia International insurance and favourable mortality improvement in SLF U.K.

Lapse and other policyholder behaviour	149
Updates to reflect lapse and other policyholder behaviour experience in all jurisdictions. The largest items were lower lapse rates on lapse supported business in SLF U.S. and updated lapse assumptions in SLF Canada's individual insurance business.

Expenses	71
Updates to reflect expense experience in all jurisdictions. The largest items were a refinement to the allocation of expenses in SLF Canada and increased expenses in the closed block of business in SLF Asia International wealth.

Investment returns	(62)
Updates to various investment related assumptions across the Company. This included a reduction of the provision for investment risk in SLF Canada and other updated investment related assumptions, offset partially by updates to promulgated ultimate reinvestment rates.

Model enhancements and other	(45)
Various enhancements and methodology changes across all jurisdictions. Includes the favourable impact on insurance contract liabilities from the resolution of tax uncertainties in a U.S. subsidiary and updates to the SLF Canada participating individual life business, partially offset by changes due to U.S. tax reform and updates to reflect reinsurance market conditions.

Total impact of method and assumption changes	$(173)

Schedule of investment contract liabilities
Investment contract liabilities consist of the following:

As at December 31, 2018	SLF Canada	SLF Asia	Corporate	Total
Individual participating life	$—	$—	$6	$6
Individual non-participating life and health	—	254	3	257
Individual annuities	2,646	—	43	2,689
Group annuities	—	212	—	212
Total investment contract liabilities	$2,646	$466	$52	$3,164

Included in the Investment contract liabilities of $3,164 are liabilities of $515 for investment contracts with DPF, $2,646 for investment contracts without DPF measured at amortized cost, and $3 for investment contracts without DPF measured at fair value.

As at December 31, 2017	SLF Canada	SLF Asia	Corporate	Total
Individual participating life	$—	$—	$8	$8
Individual non-participating life and health	—	260	3	263
Individual annuities	2,517	—	48	2,565
Group annuities	—	246	—	246
Total investment contract liabilities	$2,517	$506	$59	$3,082

Included in the Investment contract liabilities of $3,082 are liabilities of $562 for investment contracts with DPF, $2,517 for investment contracts without DPF measured at amortized cost, and $3 for investment contracts without DPF measured at fair value.

Schedule of reconciliation of changes in investment contract liabilities
Changes in investment contract liabilities without DPF are as follows:

For the years ended December 31,	2018		2017
	Measured at fair value	Measured at amortized cost	Measured at fair value	Measured at amortized cost
Balance as at January 1	$3	$2,517	$3	$2,305
Deposits	—	483	—	470
Interest	—	53	—	47
Withdrawals	—	(420)	—	(322)
Fees	—	(8)	—	(5)
Other	—	21	—	19
Change in assumptions	—	—	—	3
Balance as at December 31	$3	$2,646	$3	$2,517

Changes in investment contract liabilities with DPF are as follows:

For the years ended December 31,	2018	2017
Balance as at January 1	$562	$605
Change in liabilities on in-force	(84)	(10)
Liabilities arising from new policies	—	1
Increase (decrease) in liabilities	(84)	(9)
Foreign exchange rate movements	37	(34)
Balance as at December 31	$515	$562

Disclosure of claims and benefits paid
Gross claims and benefits paid consist of the following:

For the years ended December 31,	2018	2017
Maturities and surrenders	$2,609	$2,389
Annuity payments	1,876	1,849
Death and disability benefits	3,948	3,836
Health benefits	6,421	6,079
Policyholder dividends and interest on claims and deposits	1,132	1,200
Total gross claims and benefits paid	$15,986	$15,353